Contingencies (Details) - INR (₨) ₨ in Millions	24 Months Ended	36 Months Ended
	Mar. 31, 2011	Mar. 31, 2014	Mar. 31, 2009
Disclosure of contingent liabilities [line items]
Amount demanded	₨ 59	₨ 27	₨ 66
Percentage demanded	10.00%	10.00%	10.00%